Property and Equipment	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property and Equipment
4.	Property and Equipment
Property and equipment consist of the following:
	December 31, 2022	December 31, 2021
Computer equipment	$1,038	$588
Furniture and fixtures	326	346
Leasehold improvements	2,641	2,641
	4,005	3,575
Less: Accumulated depreciation	(1,984)	(1,201)
	$2,021	$2,374
Depreciation expense for property and equipment for the years ended December 31, 2022 and 2021 amounted to $783 and $761, respectively. Depreciation expense is included within “Depreciation and amortization” on the consolidated statements of operations and comprehensive income.